Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Expenses and Other Current Liabilities
Amounts due to third-parties	¥ 44,180	$ 6,093	¥ 33,157
Income tax payables	11,383	1,570	13,446
Other tax payables			12,025
Salary and welfare payables	19,215	2,650	33,262
Deposits received from ride-hailing drivers	3,220	444	3,234
Purchase consideration payable	15,739	2,171	15,845
Others	7,018	967	14,980
Total	¥ 100,755	$ 13,895	¥ 125,949